REVENUE FROM CONTRACTS WITH CUSTOMERS (Schedule of revenues by timing of revenue recognition) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Revenue From Contracts With Customers [Abstract]
Revenue recognized at a point in time	$ 3,849	$ 496
Revenue recognized over time	1,255	799
Revenue	$ 5,104	$ 1,295